Summary of Significant Accounting Policies (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Oct. 24, 2013
RMB [Member]
Underpayment of taxes	$ 100,000
China Greenstar Holdings Limited [Member]
Cash and cash equivalents	106,188	258
Concentrations of credit risk cash	$ 106,188	$ 258